Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Restricted Stock Units

The following table presents the changes of restricted stock units (“RSUs”):

	December 31, 2025		December 31, 2024
Equity-based compensation, paid in shares	Number	Price	Number	Price
Initial balance	1,572	25.27	911	22.40
Grants	1,156	47.42	979	26.80
Exercised	(425)	26.76	(187)	21.76
Shares reissued	(153)	29.38	(131)	21.70
Ending balance	2,150	36.75	1,572	25.27
	December 31, 2025		December 31, 2024
Equity-based compensation, cash-settled	Number	Price	Number	Price
Initial balance	24	45.92	242	27.66
Grants	245	52.65	—	—
Exercised	(15)	45.39	—	—
Cancelled	(9)	45.92	(218)	34.32
Ending balance	245	39.82	24	45.92